Schedule of Rate Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Provision/(Benefit) at Statutory Rate	$ (931,861)	$ (1,054,558)
Provision/(Benefit) at Statutory Rate, percent	21.00%	21.00%
State Tax Provision/(Benefit) net of federal benefit	$ (169,277)	$ (179,449)
State Tax Provision/(Benefit) net of federal benefit, percent	3.85%	4.03%
Permanent Book/Tax Differences	$ 1,283	$ 14,603
Permanent Book/Tax Differences, percent	(0.03%)	(0.29%)
Change in valuation allowance	$ 992,311	$ 1,222,042
Change in valuation allowance, percent	(22.36%)	(24.34%)
Other	$ 108,667	$ 1,775
Other, percent	(2.45%)	(0.04%)
Income Tax Provision/(Benefit)	$ 1,122	$ 4,413
Income Tax Provision/(Benefit), percent	0.01%	0.37%